UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
100.0%	Other Investment Companies	42,393,595	44,829,708
100.0%	Total Investments	42,393,595	44,829,708
(0.0%)	Other Assets and Liabilities, Net		(21,697)
100.0%	Net Assets		44,808,011

Security	Number of Shares	Value ($)
Other Investment Companies 100.0% of net assets

Equity Funds 47.6%
Global Real Estate 7.2%
Schwab Global Real Estate Fund (a)	441,246	3,216,687
International 12.0%
Laudus International MarketMasters Fund, Select Shares (a)	238,096	5,407,167
Large-Cap 28.4%
Schwab Dividend Equity Fund (a)	786,781	12,714,379
		21,338,233

Fixed-Income Funds 50.4%
Intermediate-Term Bond 50.4%
Schwab Intermediate-Term Bond Fund (a)	900,501	9,023,016
Schwab Total Bond Market Fund (a)	1,315,559	12,379,414
Schwab U.S. Aggregate Bond Index Fund *(a)	117,144	1,170,265
		22,572,695

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b)	918,780	918,780
Total Other Investment Companies
(Cost $42,393,595)		44,829,708

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $42,898,289 and the unrealized appreciation and depreciation were $2,221,306 and ($289,887), respectively, with a net unrealized appreciation of $1,931,419.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$44,829,708	$—	$—	$44,829,708
Total	$44,829,708	$—	$—	$44,829,708
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
1

Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	85,766,130	91,366,245
99.5%	Total Investments	85,766,130	91,366,245
0.5%	Other Assets and Liabilities, Net		429,001
100.0%	Net Assets		91,795,246

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets

Equity Funds 32.3%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	600,235	4,375,716
International 8.2%
Laudus International MarketMasters Fund, Select Shares (a)	332,725	7,556,174
Large-Cap 19.3%
Schwab Dividend Equity Fund (a)	1,096,702	17,722,711
		29,654,601

Fixed-Income Funds 65.4%
Intermediate-Term Bond 65.4%
Schwab Intermediate-Term Bond Fund (a)	2,405,166	24,099,759
Schwab Total Bond Market Fund (a)	3,575,601	33,646,404
Schwab U.S. Aggregate Bond Index Fund *(a)	232,294	2,320,622
		60,066,785

Security	Number of Shares	Value ($)
Money Market Fund 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b)	1,644,859	1,644,859
Total Other Investment Companies
(Cost $85,766,130)		91,366,245

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $86,211,897 and the unrealized appreciation and depreciation were $5,421,810 and ($267,462), respectively, with a net unrealized appreciation of $5,154,348.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$91,366,245	$—	$—	$91,366,245
Total	$91,366,245	$—	$—	$91,366,245
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
1

Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
100.3%	Other Investment Companies	45,695,306	47,599,495
100.3%	Total Investments	45,695,306	47,599,495
(0.3%)	Other Assets and Liabilities, Net		(157,050)
100.0%	Net Assets		47,442,445

Security	Number of Shares	Value ($)
Other Investment Companies 100.3% of net assets

Equity Funds 17.8%
Global Real Estate 2.6%
Schwab Global Real Estate Fund (a)	172,376	1,256,623
International 4.6%
Laudus International MarketMasters Fund, Select Shares (a)	95,493	2,168,642
Large-Cap 10.6%
Schwab Dividend Equity Fund (a)	311,831	5,039,189
		8,464,454

Fixed-Income Funds 80.2%
Intermediate-Term Bond 80.2%
Schwab Intermediate-Term Bond Fund (a)	1,508,907	15,119,244
Schwab Total Bond Market Fund (a)	2,295,623	21,601,816
Schwab U.S. Aggregate Bond Index Fund *(a)	134,161	1,340,266
		38,061,326

Security	Number of Shares	Value ($)
Money Market Fund 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b)	1,073,715	1,073,715
Total Other Investment Companies
(Cost $45,695,306)		47,599,495

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $45,965,080 and the unrealized appreciation and depreciation were $1,639,687 and ($5,272), respectively, with a net unrealized appreciation of $1,634,415.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$47,599,495	$—	$—	$47,599,495
Total	$47,599,495	$—	$—	$47,599,495
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
1

Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, the funds may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The funds make fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended March 31, 2017:
Schwab Monthly Income Fund — Moderate Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Laudus International MarketMasters Fund, Select Shares	256,367	—	(18,271)	238,096	$5,407,167	($33,422)	$—
Schwab Dividend Equity Fund	813,913	6,173	(33,305)	786,781	12,714,379	(21,885)	38,279
Schwab Global Real Estate Fund	457,071	3,268	(19,093)	441,246	3,216,687	1,532	23,826
Schwab Intermediate-Term Bond Fund	904,209	14,276	(17,984)	900,501	9,023,016	(6,276)	42,947
Schwab Total Bond Market Fund	1,445,307	29,557	(159,305)	1,315,559	12,379,414	(41,618)	78,323
Schwab U.S. Aggregate Bond Index Fund	—	117,144	—	117,144	1,170,265	—	2,444
Total					$43,910,928	($101,669)	$185,819
Schwab Monthly Income Fund — Enhanced Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Laudus International MarketMasters Fund, Select Shares	366,908	—	(34,183)	332,725	$7,556,174	($69,055)	$—
Schwab Dividend Equity Fund	1,165,151	3,302	(71,751)	1,096,702	17,722,711	(64,254)	53,358
Schwab Global Real Estate Fund	654,493	4,446	(58,704)	600,235	4,375,716	168	32,411
Schwab Intermediate-Term Bond Fund	2,453,650	11,484	(59,968)	2,405,166	24,099,759	(20,471)	114,836
Schwab Total Bond Market Fund	3,921,810	22,491	(368,700)	3,575,601	33,646,404	(107,377)	211,578
Schwab U.S. Aggregate Bond Index Fund	—	232,294	—	232,294	2,320,622	—	4,863
Total					$89,721,386	($260,989)	$417,046
Schwab Monthly Income Fund — Maximum Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Laudus International MarketMasters Fund, Select Shares	101,038	—	(5,545)	95,493	$2,168,642	($14,333)	$—
Schwab Dividend Equity Fund	314,650	3,479	(6,298)	311,831	5,039,189	(2,330)	15,172
Schwab Global Real Estate Fund	179,503	1,277	(8,404)	172,376	1,256,623	(1,741)	9,308
Schwab Intermediate-Term Bond Fund	1,521,784	23,139	(36,016)	1,508,907	15,119,244	(9,805)	71,575
Schwab Total Bond Market Fund	2,432,401	33,289	(170,067)	2,295,623	21,601,816	(44,543)	132,720
Schwab U.S. Aggregate Bond Index Fund	—	134,161	—	134,161	1,340,266	—	2,546
Total					$46,525,780	($72,752)	$231,321
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG88343MAR17
3

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 15, 2017